Northern Lights Fund Trust III

Cane Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Cane Alternative Strategies Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 07, 2017, (SEC Accession 0001580642-17-006004).